Share-Based Compensation - Schedule of Company’s Restricted Stock Unit Activity (Details) - Previously Reported [Member] - Restricted Stock Unit Activity [Member] - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares, granted
Weighted-average grant date fair value, granted
Number of shares, vested	(2,386)
Weighted-average grant date fair value, vested	$ 48.9
Number of shares, forfeited
Weighted-average grant date fair value, forfeited
Number of shares, outstanding	738	3,124
Weighted-average grant date fair value, outstanding	$ 48.9	$ 48.9
Weighted-average remaining vesting period, outstanding	2 months 12 days	1 year 2 months 12 days